Debt - Schedule of outstanding short-term debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Feb. 28, 2023	Dec. 31, 2021	Apr. 30, 2021
Debt
Long-term debt, current portion	¥ 434	¥ 705	$ 96
Total	¥ 65,434	¥ 95,705	$ 13,198
Minimum
Debt
Long-term debt, current portion annual interest rates	9.99%	9.99%	9.99%		9.99%
Long-term debt, current portion term	3 years	3 years	3 years		3 years
Maximum
Debt
Long-term debt, current portion annual interest rates	10.46%	10.46%	10.46%		10.46%
Long-term debt, current portion term	4 years	4 years	4 years		4 years
East West Bank
Debt
Short-term loan annual interest rates	5.00%					5.00%
Short-term loans term	6 months
Short-term loan	¥ 65,000	¥ 65,000	$ 8,964
Xiamen International Bank
Debt
Short-term loan annual interest rates	6.00%
Short-term loans term	6 months
Short-term loan		15,000	2,069
Bank of Beijing
Debt
Short-term loan annual interest rates	4.02%			4.02%
Short-term loans term	1 year
Short-term loan		10,000	1,379
Industrial Bank
Debt
Short-term loan annual interest rates	3.80%
Short-term loans term	1 year
Short-term loan		¥ 5,000	$ 690